Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance Sheet Location	The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2020 and 2019:

		December 31,
(In thousands)	Balance Sheet Location	2020	2019
Derivatives designated as hedging instruments:
Interest rate “pay-fixed” swaps	Derivative assets, at fair value	$—	$377
Interest rate “pay-fixed” swaps	Derivative liabilities, at fair value	$38,389	$5,305
Derivatives not designated as hedging instruments:
Interest rate caps	Derivative assets, at fair value	$13	$15

Summary of Derivative Instruments
As of December 31, 2020 and 2019, the Company had the following derivatives that were designated as cash flow hedges of interest rate risk:

	December 31, 2020		December 31, 2019
Interest Rate Derivative	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate “pay-fixed” swaps	9	$578,500	9	$578,500
The Company had the following outstanding interest rate derivatives that were not designated as a hedges in qualifying hedging relationships as of as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
Interest Rate Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate caps	6	$359,322	6	$359,322

Schedule of Derivatives Included in AOCI
The table below details the location in the financial statements of the loss recognized on interest rate derivatives designated as cash flow hedges for the periods ended December 31, 2020 and 2019:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Amount of gain (loss) recognized in accumulated other comprehensive (loss) income on interest rate derivatives	$(40,614)	$(10,753)	$2,367
Amount of (loss) gain reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$(7,999)	$872	$258
Total amount of interest expense presented in the consolidated statements of operations and comprehensive loss	$51,519	$56,059	$49,471

Offsetting Assets
The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company’s derivatives as of December 31, 2020 and 2019. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the consolidated balance sheet.

					Gross Amounts Not Offset in the Consolidated Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
December 31, 2020	$13	—	—	$13	—	—	$13
December 31, 2020	$—	(38,389)	—	$(38,389)	—	—	$(38,389)
December 31, 2019	$392	—	—	$392	—	—	$392
December 31, 2019	$—	(5,305)	—	$(5,305)	—	—	$(5,305)